Current Assets (Details) - Schedule of Other Current Assets - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Other Current Assets Abstract
Retention Receivables	$ 2,590,611	$ 2,590,611	$ 2,584,054
Amount Due from a Related Party	2,191,608	2,072,077	4,960,679
Accrued Discount on Convertible notes	63,862	70,000
Buy Back Commitment	2,000,000
Other misc. current assets	473,968	210,935	139,777
Total other current assets	$ 7,284,049	$ 4,943,623	$ 7,684,510